Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Assets by Category

The categories of financial assets included in the balance sheet and the heading in which they are included are as follows. The measurement of financial assets is at amortised cost unless otherwise stated:

	December 31,
	2021	2020
	£000s	£000s
Trade receivables	331	29,306
Cash and cash equivalents	73,537	27,449
Term deposits	-	10,000
Derivative financial instruments held at fair value	-	1,492
Non-current financial assets at amortized cost	301	303
	74,169	68,550

Summary of Financial Liabilities by Category	Financial liabilities by category
	December 31,
	2021	2020
	£000s	£000s
Trade and other payables	10,464	7,085
Lease liability	137	341
	10,601	7,426
All amounts are short-term.
Summary of Credit Quality of Financial Assets

The maximum exposure to credit risk at the reporting date by class of financial asset was:

	December 31,
	2021	2020
	£000s	£000s
Trade receivables	331	29,306
Financial assets at amortized cost – non-current	301	303
	632	29,609

Summary of Currency Risk

Financial assets and liabilities denominated in euros and translated into sterling at the closing rate were:

	December 31,
	2021	2020
	£000s	£000s
Financial assets	1,918	467
Financial liabilities	(3,278)	(1,190)
Net financial liabilities	(1,360)	(723)

Financial assets and liabilities denominated in US dollars and translated into sterling at the closing rate were:

	December 31,
	2021	2020
	£000s	£000s
Financial assets	11,248	29,427
Financial liabilities	(876)	(2,123)
Net financial assets	10,372	27,304

The table shows the impact of an additional weakening or strengthening of sterling against the euro by 20%.
		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2021
Group result for the year	(39,410)	(35,618)	(45,099)
Euro denominated net financial liabilities	(1,360)	(1,133)	(1,700)
Total equity at December 31, 2021	8,526	8,753	8,186

2020
Group result for the year	(32,547)	(29,056)	(37,784)
Euro denominated net financial liabilities	(723)	(603)	(904)
Total equity at December 31, 2020	9,059	9,180	8,878

2019
Group result for the year	(19,582)	(18,645)	(21,257)
Euro denominated net financial liabilities	(640)	(533)	(800)
Total equity at December 31, 2019	20,909	18,879	23,995

The table shows the impact of an additional weakening or strengthening of sterling against the US dollar by 20%.
		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2021
Group result for the year	(39,410)	(37,225)	(42,688)
U.S. dollar denominated net financial assets	10,372	8,643	12,965
Total equity at December 31, 2021	8,526	6,797	11,119

2020
Group result for the year	(32,547)	(31,283)	(34,442)
U.S. dollar denominated net financial assets	27,304	22,753	34,130
Total equity at December 31, 2020	9,059	4,508	15,885

2019
Group result for the year	(19,582)	(19,337)	(19,950)
U.S. dollar denominated net financial assets	1,597	1,330	1,996
Total equity at December 31, 2019	20,909	20,643	21,308